PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 3,169	$ 2,154
Hedging transaction assets	379	155
Government authorities	947	694
Other current assets	309	290
Prepaid expenses and other current assets	$ 4,804	$ 3,293